Stock and Incentive Programs - Restricted Stock Units - Narrative (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 8	$ 6	$ 6
LSC Communications, RRD and Donnelley Financial Restricted Stock Units | Employees, Officers and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	7	$ 4	$ 4
Unrecognized share-based compensation cost	$ 10
Equity instruments other than options expected to vest, Shares	800
Equity instruments other than options expected to vest, weighted-average grant date fair value	$ 27.14
Unrecognized compensation expense, weighted average period of recognition	1 year 8 months 12 days